Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	Wendy's Co
Amendment Flag	false
Entity Central Index Key	0000030697
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-2207
Entity Tax Identification Number	38-0471180
Entity Address, Address Line One	One Dave Thomas Boulevard
Entity Address, City or Town	Dublin
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43017
City Area Code	(614)
Local Phone Number	764-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	WEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false